Income Taxes - Summary of Amounts and Expiry Dates of Unused Tax Losses and Unused Tax Credits (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Unused operating losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Amount	$ 1,425
Expiry Date	2021 – Indefinite
Unused capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Amount	$ 583
Expiry Date	Indefinite
Unused investment tax credits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Amount	$ 23
Expiry Date	2021 – 2040